Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 288,525
2026	208,208
2027	134,655
2028	92,624
2029	23,157
Total future minimum lease payments	747,169
Less: imputed interest	(90,657)
Total operating lease liabilities	$ 656,512	$ 1,434,001